Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Total commitments	$ 98,149	$ 93,941
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	86,651	82,417
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	9,870	9,269
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 1,628	$ 2,255